Asset Acquisition (Tables)	9 Months Ended
Sep. 30, 2013
Asset Acquisition [Abstract]
Schedule of Assets Acquired from Bright Automotive
The following table summarizes the assets and liabilities assumed:
Asset	Purchase Price	Estimated Useful Life (years)
Patents	$2,460,219	14
Cash	500,000	N/A
Show Auto (Vehicles)	492,044	5
Computer Equipment	19,682	3
Obligation to pay cash to Bright	(25,000)	N/A
Obligation to issue shares to Bright	(326,945)	N/A
Net assets	$3,120,000

Schedule of Assets acquired from Clean Futures	The following table summarizes the assets acquired:
Intangible Asset Acquired	Purchase Price	Estimated Useful Life (years)
License Agreement	$962,000	7